CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 96,082	$ 13,932	¥ 139,670	¥ 37,822
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation and amortization	88,561	12,840	93,911	84,955
Reduction in the carrying amount of ROU assets	268,280	38,897
Gain from short-term investments	(8,455)	(1,226)	(8,745)	(11,046)
Net loss on disposal of property and equipment	2,022	293	2,015
Net loss on disposal of intangible asset			199
Allowance for doubtful accounts	4,737	687	2,889	3,208
Deferred income tax (benefit) expense	10,174	1,475	(9,396)	(34,331)
Share-based compensation	163,193	23,661
Changes in operating assets and liabilities:
Accounts receivable	(37,475)	(5,433)	40,416	(63,087)
Inventories	1,115	162	(28,232)	(15,726)
Amounts due from related parties	(1,693)	(245)	(18,345)	(16,991)
Contract costs	(4,855)	(704)	(9,805)	(7,950)
Prepayments and other current assets	33,260	4,822	(43,466)	(50,535)
Other assets	6,033	875	(8,923)	(41,535)
Accounts payable	23,624	3,423	75,514	4,843
Amounts due to related parties	1,232	179	(8,225)	1,335
Deferred revenue	(20,807)	(3,017)	85,779	43,398
Salary and welfare payable	8,301	1,204	9,624	(1,938)
Accrued expenses and other payables	(88,963)	(12,898)	64,935	99,913
Income taxes payable	(14,840)	(2,153)	(15,333)	39,579
Operating lease liabilities	(274,061)	(39,735)
Other non-current liabilities	28,212	4,090	53,397	46,756
Net cash generated from operating activities	283,677	41,129	417,879	118,670
Cash flows from investing activities:
Payment for purchases of property and equipment	(36,425)	(5,281)	(63,973)	(112,750)
Payment for purchases of intangible assets	(2,805)	(407)	(1,997)	(1,223)
Payment for purchase of short-term investments	(2,931,000)	(424,955)	(4,303,920)	(3,395,902)
Proceeds from maturities of short-term investments	2,778,005	402,773	4,312,665	3,419,348
Repayment of loans from third parties			15,000
Loans to third parties				(15,000)
Net cash used in investing activities	(192,225)	(27,870)	(42,225)	(105,527)
Cash flows from financing activities:
Acquisition of non-controlling interest	(350)	(51)		(780)
Proceeds from borrowings	199,000	28,852	218,434	127,507
Repayment of borrowings	(134,480)	(19,498)	(230,430)	(78,716)
Repurchase of ordinary shares			(111,260)
Distribution to shareholders			(20,645)
Proceeds from initial public offering	400,068	58,005
Payment for initial public offering costs	(7,928)	(1,149)	(17,179)
Net cash generated from (used in) financing activities	456,310	66,159	(161,080)	48,011
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,816	408	(8,181)
Net increase in cash and cash equivalents and restricted cash	550,578	79,826	206,393	61,154
Cash and cash equivalents and restricted cash at the beginning of the year.	1,039,529	150,718	833,136	771,982
Cash and cash equivalents and restricted cash at the end of the year	1,590,107	230,544	1,039,529	833,136
Supplemental disclosure of cash flow information:
Income tax paid	82,784	12,003	88,946	38,955
Interest paid	4,647	674	5,701	1,754
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	12,617	1,829	38,357	41,941
Interest payable	3,130	454	1,276	2,414
Payable for initial public offering costs	9,177	$ 1,331	6,181
Accretion to the redemption value of redeemable Series A shares			15,115	52,881
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	1,589,161		1,038,583	824,546
Restricted cash	946		946	8,590
Total cash, cash equivalents, and restricted cash	¥ 1,590,107		¥ 1,039,529	¥ 833,136